Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1,2)	Summary Compensation Table Total for Non-PEOs	Compensation Actually Paid to Non-PEOs (1,2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3,5)	Net Income ($) (in millions)	After-Tax ROIC(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$15,211,011	$14,920,823	$4,281,573	$4,217,383	$135.62	$192.40	$3,066	29.3%
2024	$10,932,645	$10,957,848	$3,797,000	$2,364,323	$136.21	$160.52	$3,488	31.2%
2023	$22,507,817	$34,771,926	$4,752,472	$7,292,609	$137.55	$131.67	$2,957	30.4%
2022	$22,234,230	$18,730,022	$4,328,857	$3,805,988	$113.16	$114.33	$3,034	29.1%
2021	$20,787,622	$41,769,292	$5,010,034	$9,056,648	$123.60	$120.02	$2,694	29.5%

Company Selected Measure Name	After-tax ROIC
Named Executive Officers, Footnote
(a)
E. Scott Santi served as our PEO from 2021 through 2023. In 2024 and 2025, Christopher A. O’Herlihy served as our PEO. For 2021, our non-PEO NEOs included Michael M. Larsen, Christopher A. O’Herlihy, John R. Hartnett and Mary K. Lawler. For 2022, our non-PEO NEOs included Michael M. Larsen, Christopher A. O’Herlihy, Mary K. Lawler, Michael R. Zimmerman and Lei Z. Schlitz. For 2023, our non-PEO NEOs included Christopher A. O’Herlihy, Michael M. Larsen, Mary K. Lawler and Axel R.J. Beck. For 2024, our non-PEO NEOs included Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe, Mary K. Lawler and E. Scott Santi. For 2025, our non-PEO NEOs included Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe and Mary K. Lawler.

Peer Group Issuers, Footnote
(5)
The table below details the peer group used in the Pay Versus Performance table above and is the same peer group used to show our performance in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K. The peer group consists of the same companies for 2021, 2022, 2023, 2024, and 2025.

Peer Group

3M Company	Ecolab Inc.	Parker-Hannifin Corporation
Caterpillar Inc.	Emerson Electric Co.	PPG Industries, Inc.
Cummins Inc.	Fortive Corporation	Rockwell Automation, Inc.
Deere & Company	General Dynamics Corporation	Stanley Black & Decker, Inc.
Dover Corporation	Honeywell International Inc.	Trane Technologies plc
Eaton Corporation plc	Johnson Controls International plc

PEO Total Compensation Amount	$ 15,211,011	$ 10,932,645	$ 22,507,817	$ 22,234,230	$ 20,787,622
PEO Actually Paid Compensation Amount	$ 14,920,823	10,957,848	34,771,926	18,730,022	41,769,292
Adjustment To PEO Compensation, Footnote

(1)	The table below reconciles the PEO and average non-PEO compensation as it appears in the Summary Compensation Table (SCT) to the Compensation Actually Paid (CAP) in the Pay Versus Performance Table.

	2025
	PEO(a)	Average Non-PEO NEO(a)
	Christopher A. O’Herlihy	Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe, Mary K. Lawler
SCT Total	$15,211,011	$4,281,573
Reported fair value of equity awards granted during fiscal year	$(10,499,953)	$(2,249,824)
Fair value as of the end of year for equity awards granted during the year	$11,212,837	$2,402,539
Fair value of equity compensation granted during the year that vested during the year	$—	$—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior years that vested during the covered year	$234,817	$100,440
Change in fair value from end of prior year to end of covered year for awards made in prior fiscal years that were unvested at end of covered year	$(982,096)	$(315,910)
Deduction of fair value for awards forfeited during the covered year	$—	$—
Dividends or other earnings paid on unvested awards otherwise not reflected in total compensation	$—	$—
Pension values reported in SCT(b)	$(255,793)	$(13,316)
Pension values attributable to covered year's service	$—	$11,881
Change in pension value attributable to plan amendments made in the covered year	$—	$—
CAP Total	$14,920,823	$4,217,383

(a)
E. Scott Santi served as our PEO from 2021 through 2023. In 2024 and 2025, Christopher A. O’Herlihy served as our PEO. For 2021, our non-PEO NEOs included Michael M. Larsen, Christopher A. O’Herlihy, John R. Hartnett and Mary K. Lawler. For 2022, our non-PEO NEOs included Michael M. Larsen, Christopher A. O’Herlihy, Mary K. Lawler, Michael R. Zimmerman and Lei Z. Schlitz. For 2023, our non-PEO NEOs included Christopher A. O’Herlihy, Michael M. Larsen, Mary K. Lawler and Axel R.J. Beck. For 2024, our non-PEO NEOs included Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe, Mary K. Lawler and E. Scott Santi. For 2025, our non-PEO NEOs included Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe and Mary K. Lawler.
(b)
Represents the change in actuarial present value of the accumulated pension benefit reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT in the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 4,281,573	3,797,000	4,752,472	4,328,857	5,010,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,217,383	2,364,323	7,292,609	3,805,988	9,056,648
Adjustment to Non-PEO NEO Compensation Footnote

(1)	The table below reconciles the PEO and average non-PEO compensation as it appears in the Summary Compensation Table (SCT) to the Compensation Actually Paid (CAP) in the Pay Versus Performance Table.

	2025
	PEO(a)	Average Non-PEO NEO(a)
	Christopher A. O’Herlihy	Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe, Mary K. Lawler
SCT Total	$15,211,011	$4,281,573
Reported fair value of equity awards granted during fiscal year	$(10,499,953)	$(2,249,824)
Fair value as of the end of year for equity awards granted during the year	$11,212,837	$2,402,539
Fair value of equity compensation granted during the year that vested during the year	$—	$—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior years that vested during the covered year	$234,817	$100,440
Change in fair value from end of prior year to end of covered year for awards made in prior fiscal years that were unvested at end of covered year	$(982,096)	$(315,910)
Deduction of fair value for awards forfeited during the covered year	$—	$—
Dividends or other earnings paid on unvested awards otherwise not reflected in total compensation	$—	$—
Pension values reported in SCT(b)	$(255,793)	$(13,316)
Pension values attributable to covered year's service	$—	$11,881
Change in pension value attributable to plan amendments made in the covered year	$—	$—
CAP Total	$14,920,823	$4,217,383

(a)
E. Scott Santi served as our PEO from 2021 through 2023. In 2024 and 2025, Christopher A. O’Herlihy served as our PEO. For 2021, our non-PEO NEOs included Michael M. Larsen, Christopher A. O’Herlihy, John R. Hartnett and Mary K. Lawler. For 2022, our non-PEO NEOs included Michael M. Larsen, Christopher A. O’Herlihy, Mary K. Lawler, Michael R. Zimmerman and Lei Z. Schlitz. For 2023, our non-PEO NEOs included Christopher A. O’Herlihy, Michael M. Larsen, Mary K. Lawler and Axel R.J. Beck. For 2024, our non-PEO NEOs included Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe, Mary K. Lawler and E. Scott Santi. For 2025, our non-PEO NEOs included Michael M. Larsen, Axel R.J. Beck, T. Kenneth Escoe and Mary K. Lawler.
(b)
Represents the change in actuarial present value of the accumulated pension benefit reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT in the covered year.

Equity Valuation Assumption Difference, Footnote
(2)
In determining CAP, ITW calculated the fair value of outstanding and vested equity awards in the applicable fiscal year in accordance with SEC rules for CAP and computed in a manner consistent with the methodology used for financial reporting purposes. For PSUs, CAP values are based on year-end share price (or the price on the vesting date for vested awards) and estimates as to the number of PSUs that were likely to vest at the conclusion of the performance period. For stock options, the valuations are based on a lattice-based option pricing model that incorporates a range of assumptions for inputs to determine the fair value for CAP purposes.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid (CAP) and Performance Metrics

The charts below illustrate the relationship between Compensation Actually Paid to both the PEO and average Non-PEO to performance metrics required for disclosure: (a) TSR based on the value of an initial fixed $100 invested in ITW Common Stock and ITW's 2025 Peer Group, including the reinvestment of dividends, (b) net income, and (c) After-tax ROIC.

Compensation Actually Paid vs TSR	Compensation Actually Paid vs Net Income	Compensation Actually Paid vs After-tax ROIC*

* After-tax ROIC is a non-GAAP measure. See Appendix A for information regarding this non-GAAP measure.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid (CAP) and Performance Metrics

The charts below illustrate the relationship between Compensation Actually Paid to both the PEO and average Non-PEO to performance metrics required for disclosure: (a) TSR based on the value of an initial fixed $100 invested in ITW Common Stock and ITW's 2025 Peer Group, including the reinvestment of dividends, (b) net income, and (c) After-tax ROIC.

Compensation Actually Paid vs TSR	Compensation Actually Paid vs Net Income	Compensation Actually Paid vs After-tax ROIC*

* After-tax ROIC is a non-GAAP measure. See Appendix A for information regarding this non-GAAP measure.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid (CAP) and Performance Metrics

The charts below illustrate the relationship between Compensation Actually Paid to both the PEO and average Non-PEO to performance metrics required for disclosure: (a) TSR based on the value of an initial fixed $100 invested in ITW Common Stock and ITW's 2025 Peer Group, including the reinvestment of dividends, (b) net income, and (c) After-tax ROIC.

Compensation Actually Paid vs TSR	Compensation Actually Paid vs Net Income	Compensation Actually Paid vs After-tax ROIC*

* After-tax ROIC is a non-GAAP measure. See Appendix A for information regarding this non-GAAP measure.

Tabular List, Table

After-tax ROIC
Operating Margin
EPS Growth
CBI Yield
Organic Revenue Growth
Operating Income Growth vs. Prior Year

Total Shareholder Return Amount	$ 135.62	136.21	137.55	113.16	123.6
Peer Group Total Shareholder Return Amount	192.4	160.52	131.67	114.33	120.02
Net Income (Loss)	$ 3,066,000,000	$ 3,488,000,000	$ 2,957,000,000	$ 3,034,000,000	$ 2,694,000,000
Company Selected Measure Amount	0.293	0.312	0.304	0.291	0.295
PEO Name	Christopher A. O’Herlihy	Christopher A. O’Herlihy	E. Scott Santi	E. Scott Santi	E. Scott Santi
Additional 402(v) Disclosure
(3)
Total shareholder return assumes $100 invested on December 31, 2020, including reinvestment of dividends. Total shareholder return prior to 2024 were adjusted to reflect a spin-off transaction from one of our peers.

Measure:: 1
Pay vs Performance Disclosure
Name	After-tax ROIC
Non-GAAP Measure Description	After-tax return on average invested capital (After-tax ROIC) is a non-GAAP measure. See Appendix A for information regarding non-GAAP measures. After-tax ROIC is an important financial performance measure used by ITW to measure financial performance and link executive compensation to company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 4
Pay vs Performance Disclosure
Name	CBI Yield
Measure:: 5
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Operating Income Growth vs. Prior Year
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,212,837
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(982,096)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,817
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment, Reported Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,499,953)
PEO | Adjustment, Fair Value Of Equity Compensation Granted During The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment, Deduction Of Fair Value For Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment, Pension Values Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,793)
PEO | Adjustment, Pension values Attributable To Covered Year's Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment, Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,402,539
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,910)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,440
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Reported Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,249,824)
Non-PEO NEO | Adjustment, Fair Value Of Equity Compensation Granted During The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Deduction Of Fair Value For Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Pension Values Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,316)
Non-PEO NEO | Adjustment, Pension values Attributable To Covered Year's Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,881
Non-PEO NEO | Adjustment, Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0